Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Loss For The Period	$ (1,745,273)	$ (159,320)
Adjustment To Reconcile Net Loss To Net Cash Used In Operating Activities
Shares Issued For Services	557,190	0
Change In Fair Value Of Marketable Securities	987,489	0
Changes In Assets And Liabilities:
Decrease In Prepaid Expenses	(7,578)	6,278
Increase (decrease) In Accounts Payable And Accrued Liabilities	6,140	(2,093)
Net Cash Used In Operating Activities	(202,032)	(155,135)
Cash Flows From Investing Activity:
Cash From Properties	200,000	0
Net Cash Provided By Investing Activity	200,000	0
Cash Flows From Financing Activity:
Shares Issued For Cash	2,054,028	0
Net Cash Provided By Finanicng Activity	2,054,028	0
Increase (decrease) In Cash	2,051,996	(155,135)
Cash, Beginning Of Period	191,125	346,260
Cash, End Of Period	2,243,121	191,125
Supplemental Cash Flow Information:
Cash Paid For Interest	0	0
Cash Paid For Income Taxes	0	0
Non-cash Transactions:
Marketable Securities Received As Consideration For Mineral Property Option	$ 1,380,970	$ 0